Cover	Oct. 01, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 01, 2026
Registrant Name	American Outdoor Brands, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39366
Entity Tax Identification Number	84-4630928
Entity Address, Postal Zip Code	65202
Entity Address, State or Province	MO
Central Index Key	0001808997
Amendment Flag	false
Entity Address, City or Town	Columbia
Entity Address, Address Line One	1800 North Route Z
City Area Code	800
Local Phone Number	338-9585
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.001 per Share
Trading Symbol	AOUT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false